Reverse Recapitalization - Reconciliation of Merger Elements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of Reverse Recapitalization [Line Items]
Less: transaction costs	$ (19,165)
Proceeds from Reverse Recapitalization, net payment of BlackSky equity issuance costs	244,880	$ 0
Less: non-cash assets and warrant liabilities assumed from Osprey	(43,963)
Reverse recapitalization, net (Note 4)	200,917
Osprey Technology Acquisition Corp.
Schedule of Reverse Recapitalization [Line Items]
Cash – Osprey’s trust and cash (net of redemptions)	103,049
Cash - PIPE financings (PIPE Shares and Palantir)	188,000
Gross Merger proceeds	291,049
Less: transaction costs	(11,173)
Less: other Osprey transaction costs	$ (15,831)